UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-859

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

Massachusetts Investors Growth Stock Fund

8/31/09
Quarterly portfolio holdings

MFS® INVESTMENT MANAGEMENT

Massachusetts Investors Growth Stock Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 98.6%
Aerospace – 3.5%
Precision Castparts Corp.	142,350	$12,993,707
United Technologies Corp.	1,444,770	85,761,547

		$98,755,254

Alcoholic Beverages – 0.9%
Diageo PLC	1,528,300	$23,735,482

Apparel Manufacturers – 4.0%
LVMH Moet Hennessy Louis Vuitton S.A.	495,430	$47,366,469
NIKE, Inc., “B”	1,183,350	65,545,757

		$112,912,226

Biotechnology – 2.1%
Genzyme Corp. (a)	1,053,730	$58,703,298

Broadcasting – 2.6%
Grupo Televisa S.A., ADR	450,790	$7,879,809
Omnicom Group, Inc.	1,817,940	66,027,581

		$73,907,390

Brokerage & Asset Managers – 1.5%
Charles Schwab Corp.	1,473,640	$26,613,938
CME Group, Inc.	54,090	15,742,354

		$42,356,292

Business Services – 12.7%
Accenture Ltd., “A”	3,073,430	$101,423,190
Amdocs Ltd. (a)	613,190	14,912,781
Automatic Data Processing, Inc.	397,400	15,240,290
Dun & Bradstreet Corp.	736,420	53,788,117
Fidelity National Information Services, Inc.	649,200	15,944,352
MasterCard, Inc., “A”	474,310	96,109,435
Visa, Inc., “A”	161,180	11,459,898
Western Union Co.	2,513,930	45,351,297

		$354,229,360

Cable TV – 0.6%
DIRECTV Group, Inc. (a)	642,290	$15,903,100

Chemicals – 1.0%
3M Co.	405,220	$29,216,362

Computer Software – 3.9%
Oracle Corp.	4,964,580	$108,575,365

Computer Software - Systems – 4.8%
Apple, Inc. (a)	259,240	$43,606,760
EMC Corp. (a)	579,178	9,208,930
Hewlett-Packard Co.	876,520	39,346,983
International Business Machines Corp.	366,970	43,320,809

		$135,483,482

Consumer Products – 5.1%
Colgate-Palmolive Co.	831,780	$60,470,406
Procter & Gamble Co.	1,525,116	82,524,027

		$142,994,433

Electrical Equipment – 5.1%
Danaher Corp.	1,235,550	$75,010,241
Rockwell Automation, Inc.	1,128,270	47,218,100
W.W. Grainger, Inc.	219,990	19,242,525

		$141,470,866

Massachusetts Investors Growth Stock Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 3.4%
National Semiconductor Corp.	2,328,100	$35,317,277
Samsung Electronics Co. Ltd., GDR	103,482	31,544,971
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,526,811	27,036,878

		$93,899,126

Energy - Integrated – 3.7%
Chevron Corp.	576,270	$40,304,324
Exxon Mobil Corp.	154,040	10,651,866
Hess Corp.	409,390	20,711,040
Marathon Oil Corp.	1,003,610	30,981,441

		$102,648,671

Food & Beverages – 6.5%
Groupe Danone	517,894	$28,161,236
Mead Johnson Nutrition Co., “A”	783,210	31,062,109
Nestle S.A.	671,616	27,894,675
PepsiCo, Inc.	1,673,108	94,815,030

		$181,933,050

Food & Drug Stores – 3.6%
CVS Caremark Corp.	2,647,156	$99,321,293

Gaming & Lodging – 0.7%
Starwood Hotels & Resorts Worldwide, Inc.	683,130	$20,343,611

General Merchandise – 0.6%
Target Corp.	360,990	$16,966,530

Internet – 3.7%
eBay, Inc. (a)	636,760	$14,097,866
Google, Inc., “A” (a)	190,530	87,961,985

		$102,059,851

Major Banks – 2.7%
Bank of New York Mellon Corp.	945,602	$27,999,275
State Street Corp.	925,780	48,584,934

		$76,584,209

Medical & Health Technology & Services – 2.7%
Laboratory Corp. of America Holdings (a)	155,000	$10,817,450
Medco Health Solutions, Inc. (a)	307,300	16,969,106
Patterson Cos., Inc. (a)	1,397,120	38,043,578
VCA Antech, Inc. (a)	374,790	9,276,053

		$75,106,187

Medical Equipment – 9.3%
Becton, Dickinson & Co.	332,380	$23,140,296
DENTSPLY International, Inc.	1,691,650	57,025,522
Medtronic, Inc.	1,921,820	73,605,706
St. Jude Medical, Inc. (a)	533,800	20,572,652
Thermo Fisher Scientific, Inc. (a)	934,990	42,270,898
Waters Corp. (a)	871,720	43,830,082

		$260,445,156

Metals & Mining – 0.5%
BHP Billiton Ltd., ADR	209,610	$13,058,703

Network & Telecom – 4.4%
Cisco Systems, Inc. (a)(s)	5,634,480	$121,704,768

Oil Services – 2.5%
Halliburton Co.	1,748,258	$41,451,197

Massachusetts Investors Growth Stock Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 8/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – continued
Noble Corp.	792,110	$27,747,613

		$69,198,810

Pharmaceuticals – 4.7%
Abbott Laboratories	995,710	$45,035,963
Allergan, Inc.	601,140	33,615,749
Johnson & Johnson	699,750	42,292,890
Roche Holding AG	58,750	9,337,638

		$130,282,240

Specialty Chemicals – 0.4%
Praxair, Inc.	152,890	$11,714,432

Specialty Stores – 0.9%
Staples, Inc.	1,234,525	$26,678,085

Telecommunications - Wireless – 0.5%
America Movil S.A.B. de C.V., “L”, ADR	302,780	$13,670,517

Total Common Stocks		$2,753,858,149

Money Market Funds (v) – 1.4%
MFS Institutional Money Market Portfolio, 0.2%, at Net Asset Value	37,431,573	$37,431,573

Total Investments		$2,791,289,722

Other Assets, Less Liabilities – 0.0%		533,722

Net Assets – 100.0%		$2,791,823,444

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At August 31, 2009, the value of securities pledged amounted to $172,800. At August 31, 2009, the fund had no short sales outstanding.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Massachusetts Investors Growth Stock Fund

Supplemental Information (Unaudited) 8/31/09

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

Investments at value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,509,258,990	$—	$—	$2,509,258,990
France	75,527,705	—	—	75,527,705
United Kingdom	38,648,263	—	—	38,648,263
Switzerland	37,232,313	—	—	37,232,313
South Korea	—	31,544,971	—	31,544,971
Taiwan	27,036,878	—	—	27,036,878
Mexico	21,550,326	—	—	21,550,326
Australia	13,058,703	—	—	13,058,703
Mutual Funds	37,431,573	—	—	37,431,573

Total Investments	$2,759,744,751	$31,544,971	$—	$2,791,289,722

For further information regarding security characteristics, see the Portfolio of Investments.

Massachusetts Investors Growth Stock Fund

Supplemental Information (Unaudited) 8/31/09 - continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$2,847,600,771

Gross unrealized appreciation	$213,563,891
Gross unrealized depreciation	(269,874,940)

Net unrealized appreciation (depreciation)	$(56,311,049)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	37,069,261	353,724,252	(353,361,940)	37,431,573

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$97,658	$37,431,573

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS GROWTH STOCK FUND

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: October 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President
(Principal Executive Officer)

Date: October 16, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: October 16, 2009

*	Print name and title of each signing officer under his or her signature.